SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Assets Backed Financing Entities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Restricted cash	¥ 88,796		¥ 80,800	¥ 237,239	$ 12,874
Prepaid expenses and other assets	321,411		352,015		46,600
Loans at fair value	54,049		73,734		7,836
Held-to-maturity investments	2,700		2,200		391
Total assets	8,536,095		7,739,440		1,237,617
Liabilities:
Accounts payable	14,144		19,065		2,050
Payable to investors at fair value	0		50,686		0
Accrued expenses and other liabilities	1,315,006		1,182,783		190,658
Total liabilities	2,505,282		2,918,008		$ 363,231
Net (loss)/income	1,194,871	$ 173,240	1,032,984	(692,748)
Net cash provided by/(used in) operating activities	1,849,430	268,142	158,192	282,028
Net cash (used in)/provided by investing activities	52,559	7,620	(346,507)	(1,796,663)
Net cash provided by/(used in) financing activities	(489,123)	$ (70,916)	427,446	955,448
ABFE
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Restricted cash	88,796		56,678
Prepaid expenses and other assets	532		540
Loans at fair value	54,049		73,734
Held-to-maturity investments	2,300		1,700
Total assets	145,677		132,652
Liabilities:
Accounts payable	150		144
Amount due to related parties	4,603		42,423
Payable to investors at fair value			50,686
Accrued expenses and other liabilities	72		659
Total liabilities	4,825		93,912
Net (loss)/income	17,949		(38,720)	(117,969)
Net cash provided by/(used in) operating activities	(1,434)		17,016	44,843
Net cash (used in)/provided by investing activities	34,976		65,576	33,160
Net cash provided by/(used in) financing activities	(85,587)		¥ (71,204)	¥ 162,134
Asset pledged as collateral | ABFE
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Total assets	¥ 0